Submission	Apr. 10, 2026
Submission [Line Items]
Central Index Key	0002093536
Registrant Name	Arxis, Inc.
Registration File Number	333-294577
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES